Intangible assets, net (Tables)	12 Months Ended
Sep. 30, 2021
Intangible assets, net
Schedule of Intangible assets, net

	September 30,	September 30,
	2021	2020

Software	$15,867	$15,066
Purchased patents	1,103,768	1,048,066
Subtotal	1,119,635	1,063,133
Less: accumulated amortization	(1,051,208)	(891,846)
Intangible assets, net	$68,427	$171,287

Schedule of estimated future amortization expense

Amortization
12 months ending September 30,	expense
2022	$68,427
Total	$68,427